Segment and Geographic Information, Product Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Product Revenue from External Customer [Line Items]
Revenue	$ 1,459,050	$ 1,430,789	$ 1,328,180
Traditional Flavors & Fragrances [Member]
Product Revenue from External Customer [Line Items]
Revenue	725,200	710,658	659,133
Dehydrated Flavors [Member]
Product Revenue from External Customer [Line Items]
Revenue	252,941	240,849	232,131
Food & Beverage Colors [Member]
Product Revenue from External Customer [Line Items]
Revenue	312,288	319,273	282,411
Non-Food Colors [Member]
Product Revenue from External Customer [Line Items]
Revenue	235,809	222,126	204,752
Intersegment Revenue [Member]
Product Revenue from External Customer [Line Items]
Revenue	$ (67,188)	$ (62,117)	$ (50,247)